CHANGES IN NON-CASH WORKING CAPITAL (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes In Non-cash Working Capital
GST receivable	$ 60	$ 78	$ 273
Accounts payable and accrued liabilities	8,698	226,068	15,622
Due to related parties	28,731	137,796	109,235
Changes in non-cash working capital	37,489	88,350	125,130
Supplemental information
Interest expense included in convertible debt	30,000	45,000	45,000
Interest expense included in due to related parties		3,961	5,452
Shares issued for mineral property interests		7,500	7,500
Shares issued for debt	$ 1,626,319